Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Issued Share Based Awards

Under both the 2008 Plan and 2015 Plan, the Company issued the following share based awards since January 1, 2014:

	Restricted Stock Units
	Number of Units
	Management	Directors	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2015	300,000	—	$3.25	n/a
Vested in 2015	—	—	—	n/a
Unvested as at December 31, 2015	300,000	—	$3.25	n/a
Granted in March 2016	200,000	—	1.18	n/a
Unvested as at December 31, 2016	500,000	—	$2.42	n/a
Granted in 2017	—	—	—	n/a
Unvested as at December 31, 2017	500,000	—	$2.42	n/a